CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Parentheticals) - $ / shares	3 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013
Statement Of Stockholders Equity [Abstract]
Dividends declared and paid, per share	$ 0.0025	$ 0.0025	$ 0.0025	$ 0.0025	$ 0.0025	$ 0.0025	$ 0.05	$ 0.15	$ 0.15	$ 0.15	$ 0.30	$ 0.30